IVY VARIABLE INSURANCE PORTFOLIOS

Delaware VIP Real Estate Securities
(formerly, Delaware Ivy VIP Securian Real Estate Securities) (the “Portfolio”)

Supplement to the Portfolio’s Statutory Prospectus and
Statement of Additional Information dated April 29, 2022, as amended

On July 29, 2022 (the “Effective Date”), all references to the Portfolio name were changed to “Delaware VIP Real Estate Securities” and the following replaces the information in the section entitled “Portfolio summaries — Delaware Ivy VIP Securian Real Estate Securities – Who manages the Portfolio? — Investment manager and Sub-advisor”:

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title	Start date on the Portfolio
Matthew Hodgkins	Head of Americas Listed Real Estate	July 2022

Sub-advisors

Macquarie Investment Management Global Limited

Portfolio managers	Title	Start date on the Portfolio
James Maydew	Head of Global Listed Real Estate	July 2022

Macquarie Investment Management Europe Limited

Portfolio managers	Title	Start date on the Portfolio
Ryan Watson	Head of European Listed Real Estate	July 2022

Macquarie Funds Management Hong Kong Limited

Portfolio managers	Title	Start date on the Portfolio
Jessica Koh	Head of Asia Listed Real Estate	July 2022

Upon the Effective Date, the following replaces the disclosure in the Portfolio’s statutory prospectus section entitled “Who manages the Portfolios – Portfolio managers – Delaware Ivy VIP Securian Real Estate Securities”:

Delaware VIP Real Estate Securities

James Maydew, Matthew Hodgkins, Ryan Watson and Jessica Koh are primarily responsible for the day-to-day portfolio management of the Portfolio.

James Maydew Head of Global Listed Real Estate, Macquarie Investment Management Global Limited
James Maydew is Head of Global Listed Real Estate, based in Sydney. He commenced in the real estate industry in 2002, starting his career in the direct markets as a chartered surveyor in London working within the capital transactions division of Cushman & Wakefield, where he advised clients on single asset and portfolio transactions.  Maydew joined AMP Capital's Shopping Centres division in 2006 as an analyst, before transferring to the listed market by joining the firm's global listed real estate team one year later as an investment analyst and portfolio manager. He had advanced through the business becoming deputy head of the team in 2013 and head of the team in late 2016 covering a whole host of geographic markets on both a primary and secondary basis. Maydew joined Macquarie Asset Management (MAM) as part of the acquisition of the AMP Capital Global Equities and Fixed Income team in March 2022. He holds a Bachelor of Science in real estate investment and finance from the University of Reading and he is a fully accredited member of the Royal Institution of Chartered Surveyors (MRICS).

Matthew Hodgkins Head of Americas Listed Real Estate, Delaware Management Company, a series of Macquarie Investment Management Business Trust
Matthew Hodgkins is Head of Americas Listed Real Estate, based in Chicago. He joined Macquarie Asset Management (MAM) as part of the acquisition of the AMP Capital team in March 2022. Hodgkins commenced in the investment management industry in 2005 at ABN AMRO in London, including roles in emerging markets and global equities. Prior to joining AMP Capital in 2012, he worked at BNP Paribas Asset Management in Singapore as an Asian Property analyst. Hodgkins graduated from the University of Nottingham with a Bachelor of Arts and is an APREA certificate holder.

Ryan Watson Head of European Listed Real Estate, Macquarie Investment Management Europe Limited
Ryan Watson is Head of European Listed Real Estate, based in London. He joined Macquarie Asset Management (MAM) as part of the acquisition of the AMP Capital team in March 2022. Watson commenced in the financial industry in 2008 before joining AMP Capital in 2009. He transferred to the Global Listed Real Estate team after working with the Direct Property Team for two years across capital transactions, retail asset management, and fund of fund investing. Watson holds a Bachelor of Applied Finance from Macquarie University.

Jessica Koh Head of Asia Listed Real Estate, Macquarie Funds Management Hong Kong Limited
Jessica Koh is Head of Asian Listed Real Estate, based in Hong Kong. She joined Macquarie Asset Management (MAM) as part of the acquisition of the AMP Capital team in March 2022. Koh commenced in the investment management industry in 2003, working at Colonial First State Global Asset Management for four years across its listed real estate and wholesale funds management businesses.

Koh joined AMP Capital in March 2006. She holds a Bachelor of Property Economics, with honours, from the University of Technology, Sydney.

Upon the Effective Date, the following is added to the statement of additional information in the section entitled “Portfolio Managers — I. Delaware Management Company — Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of March 31, 2022 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Matthew Hodgkins
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	1	$6.0 million	0	$0
James Maydew
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	3	$1.0 billion	0	$0
Other accounts:	20	$2.4 billion	1	$144.9 million
Ryan Watson
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	0	$0	0	$0
Jessica Koh
Registered investment companies:	0	$0	0	$0
Other pooled investment vehicles:	0	$0	0	$0
Other accounts:	1	$4.9 million	0	$0

Upon the Effective Date, the following is added to the statement of additional information in the section entitled “Portfolio Managers — Compensation Structure”:

Bonus — Each named portfolio manager is eligible to receive an annual cash bonus.  The bonus pool is determined by the revenues associated with the products a portfolio manager manages.  Macquarie Asset Management keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) creates the "bonus pool" for the product.  Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share.  The pool is allotted based on subjective factors (50%) and objective factors (50%).  The primary objective factor is the 1-, 3-, and 5-year performance of the funds managed relative to the performance of the appropriate Broadridge Financial Solutions, Inc. (formerly, Lipper Inc.) (“Broadridge”) peer groups and the performance of institutional composites relative to the appropriate indices.  Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Portfolio.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated July 29, 2022.